LEASES - Maturity analysis of the Company's operating leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Maturity analysis of the Company's operating leases
2020		$ 1,410,155
2021		1,207,870
2022		1,211,943
Thereafter		2,468,904
Total		6,298,872
Discount factor		(754,296)
Lease liability		5,544,576
Amounts due within 12 months		1,172,158
Non-current lease liability		$ 4,372,418
Future minimum annual lease payments
2019	$ 848,731
2020	938,551
2021	167,378
2022	4,095
Thereafter	170,297
Total minimum payments	2,129,052
Rent expense	$ 807,088